Derivatives - Schedule of Effects of Derivative Instruments Net of Taxes on Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Amount of (Loss) Gain Recognized in OCI on Derivative, Effective Portion	$ 16,068	$ 4,307	$ (9,642)
Designated as Hedging Instrument | Cash Flow Hedging
Derivative [Line Items]
Amount of (Loss) Gain Recognized in OCI on Derivative, Effective Portion	15,788	(9,859)	(13,444)
Amount of Loss (Gain) Reclassified from Accumulated OCI into Income, Effective Portion	2,082	4,327	10,646
Foreign exchange contracts | Designated as Hedging Instrument | Cash Flow Hedging
Derivative [Line Items]
Amount of (Loss) Gain Recognized in OCI on Derivative, Effective Portion	13,205	(6,413)	(5,505)
Foreign exchange contracts | Designated as Hedging Instrument | Cash Flow Hedging | Cost of revenue
Derivative [Line Items]
Amount of Loss (Gain) Reclassified from Accumulated OCI into Income, Effective Portion	(3,001)	1,991	10,646
Interest rate swaps | Designated as Hedging Instrument | Cash Flow Hedging
Derivative [Line Items]
Amount of (Loss) Gain Recognized in OCI on Derivative, Effective Portion	2,583	(3,446)	(7,939)
Interest rate swaps | Designated as Hedging Instrument | Cash Flow Hedging | Interest Expense, net
Derivative [Line Items]
Amount of Loss (Gain) Reclassified from Accumulated OCI into Income, Effective Portion	$ 5,083	$ 2,336	$ 0